TAXES ON INCOME (TAX BENEFIT) (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards, Expiration Dates	between 2013 and 2024
Tax Rate On Income Not Eligible For Approved Enterprise	25.00%	24.00%
Aggregate Dividends Distributed In Last Two Years	$ 17,500,000
Incentive To Be Used For Tax Paying	700,000
Amount Released For Future Dividends	12,200,000
Amount Of Earnings For Which Deferred Taxes Not Provided	16,100,000
Potential Tax Liability	2,400,000
Additional Taxes On Dividends Distribution	100,000
Withholding Tax Rate On Dividends Distributed	15.00%
Deferred taxes	540,000	(1,310,000)	(940,000)
Income Tax Benefit Description	These benefits include accelerated depreciation of fixed assets used in the investment program, as well as a full tax exemption on undistributed income in relation to income derived from the first plan for a period of 2 years and for the second and third plans for a period of 4 years. Thereafter tax rate of 25% will be applicable for an additional period of up to 5 years for the first plan and 3 years for the second and third plans, commencing with the date on which taxable income is first earned but not later than certain dates.
Plan Four [Member]
Tax Credit Carry Forward Expiration Year	2015
Plan Five [Member]
Tax Credit Carry Forward Expiration Year	2017
Plan Six [Member]
Tax Credit Carry Forward Expiration Year	2019
Israel Development Zone [Member] | Amendment 2011 [Member]
Pecentage Of Total Turnover As Minimum Export Requirement To Satisfy Incentive Law	25.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	10.00%
Other Area In Israel [Member] | Amendment 2011 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	15.00%
Other Area In Israel [Member] | Amendment 2012 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	15.00%
Other Area In Israel [Member] | Amendment 2013 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	7.00%
Other Area In Israel [Member] | Amendment 2014 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	12.50%
Other Area In Israel [Member] | Amendment 2015 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	6.00%
Other Area In Israel [Member] | Amendment 2016 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	12.00%
Federal Tax [Member]
Operating Loss Carryforwards	19,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	6,300,000
Sliding Scale [Member]
Tax Rate On Foreign Investment49 Percent Or More Than49 Percent	10.00%
Uncertain Tax Positions One [Member]
Liability for Uncertain Tax Positions, Current	367	352
Uncertain Tax Positions Two [Member]
Liability for Uncertain Tax Positions, Current	555	341
Uncertain Tax Positions Three [Member]
Liability for Uncertain Tax Positions, Current	178	32
Uncertain Tax Positions Four [Member]
Liability for Uncertain Tax Positions, Current	$ 19
Minimum [Member]
Foreign Investment Ranging Rate	49.00%
Maximum [Member]
Foreign Investment Ranging Rate	100.00%